GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 78 .3%
Agriculture — 7 .4%
43,000 Archer-Daniels-Midland Co. (a) ........ $ 3,125,670
15,000 Bunge Global SA (a) ................ 1,908,000
40,000 Corteva Inc. (a) ................... 3,348,400
21,000 Darling Ingredients Inc. † ............ 1,298,850
45,100 Nutrien Ltd. (a) ................... 3,403,246
13,084,166
Energy and Energy Services — 20 .6%
8,400 APA Corp. ...................... 356,496
20,200 Baker Hughes Co. ................. 1,233,210
26,100 BP plc , ADR (a) ................... 1,226,700
18,214 Chevron Corp. (a) ................. 3,768,476
12,100 ConocoPhillips (a) ................. 1,597,200
13,800 Coterra Energy Inc. ................ 484,932
11,200 Devon Energy Corp. ............... 563,584
4,100 Diamondback Energy Inc. ........... 810,939
29,500 Eni SpA ........................ 847,325
10,500 EOG Resources Inc. (a) ............. 1,517,985
13,400 EQT Corp. ...................... 852,776
4,400 Expand Energy Corp. ............... 483,032
34,407 Exxon Mobil Corp. (a) .............. 5,837,492
18,600 Halliburton Co. (a) ................. 725,214
35,000 Kinder Morgan Inc. (a) .............. 1,173,550
5,500 Marathon Petroleum Corp. (a) ......... 1,342,990
12,300 Occidental Petroleum Corp. .......... 799,500
12,000 ONEOK Inc. ..................... 1,084,680
8,600 Phillips 66 ...................... 1,566,748
27,000 Shell plc , ADR (a) ................. 2,511,000
26,500 SLB Ltd. (a) ..................... 1,361,835
11,900 Suncor Energy Inc. ................ 786,709
4,300 Targa Resources Corp. ............. 1,078,139
19,200 The Williams Companies Inc. (a) ....... 1,397,376
17,400 TotalEnergies SE .................. 1,583,052
6,500 Valero Energy Corp. ............... 1,606,020
36,596,960
Food and Beverage — 2 .3%
73,000 Mowi ASA ...................... 1,655,578
36,800 Tyson Foods Inc. , Cl. A (a) ........... 2,357,776
4,013,354
Health Care — 3 .2%
60,000 Bayer AG ....................... 2,731,389
37,500 Elanco Animal Health Inc. † ........... 897,375
18,200 Zoetis Inc. (a) .................... 2,151,422
5,780,186
Machinery — 3 .8%
6,000 AGCO Corp. ..................... 695,220
80,500 CNH Industrial NV ................. 885,500
7,400 Deere & Co. (a) ................... 4,168,420
Shares
Market
Value
10,500 The Toro Co. ..................... $ 981,120
6,730,260
Metals and Mining — 38 .7%
1,900 Agnico Eagle Mines Ltd. ............ 385,662
61,000 Alamos Gold Inc. , Cl. A (a) ........... 2,710,230
248,000 Americas Gold & Silver Corp. † ........ 1,294,285
16,856 Anglogold Ashanti plc (a) ............ 1,641,100
52,500 Aris Mining Corp. † ................ 974,822
70,000 Artemis Gold Inc. † ................ 1,899,576
24,000 Aya Gold & Silver Inc. † ............. 366,099
45,200 Barrick Mining Corp. (a) ............. 1,843,708
636,965 Bellevue Gold Ltd. † ................ 654,816
50,500 BHP Group Ltd. , ADR (a) ............ 3,673,370
199,000 Discovery Silver Corp. † ............. 1,278,887
55,800 DPM Metals Inc. .................. 1,964,693
55,200 Eldorado Gold Corp. ............... 1,895,016
48,885 Endeavour Mining plc .............. 2,931,132
98,245 Equinox Gold Corp. ................ 1,418,836
40,700 Equinox Gold Corp. ................ 588,522
112,282 Evolution Mining Ltd. .............. 977,658
3,100 Franco-Nevada Corp. (a) ............. 765,855
70,500 Freeport-McMoRan Inc. (a) ........... 4,143,990
57,050 G Mining Ventures Corp. † ........... 2,002,143
75,000 Glencore plc ..................... 561,372
15,100 Gold Fields Ltd. , ADR .............. 685,540
78,800 IAMGOLD Corp. † ................. 1,483,016
110,000 K92 Mining Inc. † ................. 1,866,940
100,200 Kinross Gold Corp. (a) .............. 3,058,104
9,000 Lundin Gold Inc. .................. 687,794
60,000 Montage Gold Corp. † .............. 682,769
61,200 Newmont Corp. (a) ................ 6,624,900
246,516 Northern Star Resources Ltd. ......... 3,462,904
45,366 OceanaGold Corp. ................. 1,430,345
93,200 Orla Mining Ltd. .................. 1,503,316
27,300 Pan American Silver Corp. ........... 1,491,399
627,334 Perseus Mining Ltd. ............... 2,229,070
262,714 Ramelius Resources Ltd. ............ 665,222
31,300 Rio Tinto plc , ADR (a) .............. 2,919,977
6,515 Royal Gold Inc. ................... 1,658,002
712,417 Westgold Resources Ltd. ............ 2,895,124
9,950 Wheaton Precious Metals Corp. (a) ..... 1,303,550
68,619,744
Specialty Chemicals — 2 .3%
19,855 CF Industries Holdings Inc. .......... 2,577,973
37,500 The Mosaic Co. ................... 956,250
8,900 Yara International ASA .............. 518,399
4,052,622
TOTAL COMMON STOCKS ........... 138,877,292

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 0 .9%
Metals and Mining — 0 .9%
$ 750,000 Allied Gold Corp. ,
8.750% , 09/07/28 (b) ............. $ 1,505,648
CORPORATE BONDS — 3 .2%
Energy and Energy Services — 0 .1%
80,000 Devon Energy Corp. ,
4.500% , 01/15/30 ............... 79,756
Metals and Mining — 3 .1%
750,000 AngloGold Ashanti Holdings plc ,
3.750% , 10/01/30 ............... 726,941
750,000 Freeport-McMoRan Inc. ,
4.125% , 03/01/28 ............... 744,884
374,000 Hecla Mining Co. ,
7.250% , 02/15/28 ............... 373,955
500,000 IAMGOLD Corp. ,
5.750% , 10/15/28 (b) ............. 497,878
1,300,000 Kinross Gold Corp. ,
6.250% , 07/15/33 (b) ............. 1,386,628
1,750,000 Northern Star Resources Ltd. ,
6.125% , 04/11/33 (b) ............. 1,811,313
5,541,599
TOTAL CORPORATE BONDS .......... 5,621,355
U.S. GOVERNMENT OBLIGATIONS — 17 .6%
31,450,000 U.S. Treasury Bills,
3.607 % to 3.781% †† , 04/23/26 to
06/25/26 (c) .................... 31,278,177
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN — 100 .0% .............
(Cost $ 155,777,138 ) ............. $ 177,282,472
(a) Securities, or a portion thereof, with a value of $50,990,868 were deposited with the broker as collateral for options written.
(b) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) At March 31, 2026, $6,775,000 of the principal amount was pledged as collateral for options written.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
Geographic Diversification
% of Total
Investments *
Market
Value
Long Positions
North America ...................... 78 .7% $ 139,487,988
Europe .............................. 11 .7 20,739,465
Asia/Pacific ......................... 9 .2 16,369,479
South Africa ......................... 0 .4 685,540
Total Investments — Long Positions 100.0% $ 177,282,472
Short Positions
North America ...................... ( 6 .6 ) % $ (11,656,425)
Europe .............................. ( 0 .2 ) (255,199)
Asia/Pacific ......................... (0.0) ** (61,904)
Total Investments — Short Positions (6.8)% $ (11,973,528)
* Total investments exclude options written.
** Amount represents greater than (0.05)%.

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
As of March 31, 2026, options written outstanding were as follows:
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
OTC Call Options Written — (6.2)%
AGCO Corp. Pershing LLC 20 USD 231,740 USD 117.50 04/17/26 $ 6,162
AGCO Corp. Pershing LLC 20 USD 231,740 USD 120.00 06/18/26 12,801
Anglogold Ashanti plc Pershing LLC 75 USD 730,200 USD 120.00 06/18/26 29,658
Anglogold Ashanti plc Pershing LLC 75 USD 730,200 USD 135.00 08/21/26 30,240
APA Corp. Pershing LLC 84 USD 356,496 USD 30.00 06/18/26 108,999
Archer-Daniels-Midland Co. Pershing LLC 160 USD 1,163,040 USD 65.00 04/17/26 127,399
Archer-Daniels-Midland Co. Pershing LLC 140 USD 1,017,660 USD 62.50 06/18/26 160,520
Archer-Daniels-Midland Co. Pershing LLC 130 USD 944,970 USD 70.00 08/21/26 97,921
Aris Mining Corp. Pershing LLC 250 CAD 645,750 CAD 30.00 08/21/26 45,926
Baker Hughes Co. Pershing LLC 70 USD 427,350 USD 52.00 05/15/26 69,679
Baker Hughes Co. Pershing LLC 74 USD 451,770 USD 57.00 07/17/26 57,279
Baker Hughes Co. Pershing LLC 58 USD 354,090 USD 70.00 09/18/26 20,501
Barrick Mining Corp. Pershing LLC 129 USD 526,191 USD 55.00 05/15/26 3,327
Barrick Mining Corp. Pershing LLC 151 USD 615,929 USD 50.00 07/17/26 23,006
Barrick Mining Corp. Pershing LLC 165 USD 673,035 USD 45.00 10/16/26 65,871
BHP Group Ltd., ADR Pershing LLC 160 USD 1,163,840 USD 60.00 05/15/26 218,547
BHP Group Ltd., ADR Pershing LLC 177 USD 1,287,498 USD 70.00 07/17/26 139,537
BP plc, ADR Pershing LLC 93 USD 437,100 USD 33.00 04/17/26 129,716
BP plc, ADR Pershing LLC 101 USD 474,700 USD 42.00 06/18/26 59,676
Bunge Global SA Pershing LLC 50 USD 636,000 USD 106.00 04/17/26 108,058
Bunge Global SA Pershing LLC 50 USD 636,000 USD 97.50 06/18/26 153,816
Bunge Global SA Pershing LLC 50 USD 636,000 USD 135.00 08/21/26 39,270
CF Industries Holdings Inc. Pershing LLC 65 USD 843,960 USD 90.00 05/15/26 262,565
CF Industries Holdings Inc. Pershing LLC 65 USD 843,960 USD 97.50 06/18/26 225,523
CF Industries Holdings Inc. Pershing LLC 62 USD 805,008 USD 140.00 12/18/26 119,259
Chevron Corp. Pershing LLC 35 USD 724,150 USD 175.00 05/15/26 111,321
Chevron Corp. Pershing LLC 67 USD 1,386,230 USD 180.00 05/15/26 183,021
Chevron Corp. Pershing LLC 46 USD 951,740 USD 195.00 07/17/26 92,782
Chevron Corp. Pershing LLC 34 USD 703,460 USD 215.00 09/18/26 41,810
CNH Industrial NV Pershing LLC 400 USD 440,000 USD 12.50 05/15/26 5,103
CNH Industrial NV Pershing LLC 400 USD 440,000 USD 11.00 07/17/26 35,590
ConocoPhillips Pershing LLC 41 USD 541,200 USD 100.00 04/17/26 131,513
ConocoPhillips Pershing LLC 40 USD 528,000 USD 106.00 06/18/26 109,075
ConocoPhillips Pershing LLC 40 USD 528,000 USD 115.00 08/21/26 85,281
Corteva Inc. Pershing LLC 150 USD 1,255,650 USD 75.00 04/17/26 137,817
Coterra Energy Inc. Pershing LLC 52 USD 182,728 USD 28.00 05/15/26 37,438
Coterra Energy Inc. Pershing LLC 17 USD 59,738 USD 35.00 09/18/26 6,217
Darling Ingredients Inc. Pershing LLC 70 USD 432,950 USD 40.00 06/18/26 157,945
Darling Ingredients Inc. Pershing LLC 70 USD 432,950 USD 45.00 08/21/26 132,295
Deere & Co. Pershing LLC 26 USD 1,464,580 USD 500.00 05/15/26 186,253
Deere & Co. Pershing LLC 26 USD 1,464,580 USD 550.00 07/17/26 130,886
Deere & Co. Pershing LLC 22 USD 1,239,260 USD 607.00 09/18/26 77,549
Devon Energy Corp. Pershing LLC 50 USD 251,600 USD 40.00 05/15/26 53,722
Devon Energy Corp. Pershing LLC 62 USD 311,984 USD 60.00 10/16/26 16,129
Diamondback Energy Inc. Pershing LLC 12 USD 237,348 USD 160.00 04/17/26 45,884
Diamondback Energy Inc. Pershing LLC 5 USD 98,895 USD 160.00 06/18/26 20,454
Diamondback Energy Inc. Pershing LLC 10 USD 197,790 USD 162.00 06/18/26 39,194
Diamondback Energy Inc. Pershing LLC 14 USD 276,906 USD 180.00 08/21/26 40,253
DPM Metals Inc. Pershing LLC 190 CAD 930,620 CAD 48.00 05/15/26 56,870

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
DPM Metals Inc. Pershing LLC 158 CAD 773,884 CAD 54.00 07/17/26 $ 36,388
DPM Metals Inc. Pershing LLC 210 CAD 1,028,580 CAD 58.00 09/18/26 49,387
Elanco Animal Health Inc. Pershing LLC 240 USD 574,320 USD 27.50 06/18/26 22,191
Endeavour Mining plc Pershing LLC 181 CAD 1,509,721 CAD 86.00 05/15/26 71,124
Endeavour Mining plc Pershing LLC 170 CAD 1,417,970 CAD 95.00 08/21/26 74,731
Endeavour Mining plc Pershing LLC 138 CAD 1,151,058 CAD 100.00 10/16/26 56,676
Eni SpA Morgan Stanley 22 EUR 273,350 EUR 16.50 04/17/26 106,449
Eni SpA Morgan Stanley 20 EUR 248,500 EUR 19.00 05/15/26 68,915
Eni SpA Morgan Stanley 17 EUR 211,225 EUR 25.00 06/18/26 13,698
EOG Resources Inc. Pershing LLC 36 USD 520,452 USD 116.00 04/17/26 99,109
EOG Resources Inc. Pershing LLC 36 USD 520,452 USD 113.00 06/18/26 116,330
EOG Resources Inc. Pershing LLC 33 USD 477,081 USD 135.00 08/21/26 57,476
EQT Corp. Pershing LLC 48 USD 305,472 USD 57.50 04/17/26 31,853
EQT Corp. Pershing LLC 40 USD 254,560 USD 57.50 06/18/26 34,727
EQT Corp. Pershing LLC 46 USD 292,744 USD 67.50 08/21/26 22,770
Equinox Gold Corp. Pershing LLC 338 USD 488,748 USD 18.50 04/17/26 1,853
Equinox Gold Corp. Pershing LLC 540 USD 780,840 USD 17.50 06/18/26 45,595
Equinox Gold Corp. Pershing LLC 438 USD 633,348 USD 19.00 08/21/26 46,942
Expand Energy Corp. Pershing LLC 22 USD 241,516 USD 115.00 05/15/26 8,336
Expand Energy Corp. Pershing LLC 22 USD 241,516 USD 125.00 09/18/26 12,373
Exxon Mobil Corp. Pershing LLC 74 USD 1,255,484 USD 135.00 07/17/26 275,391
Exxon Mobil Corp. Pershing LLC 93 USD 1,577,838 USD 145.00 07/17/26 266,668
Exxon Mobil Corp. Pershing LLC 32 USD 542,912 USD 170.00 09/18/26 47,128
FMC Corp. Pershing LLC 65 USD 111,930 USD 25.00 04/17/26 0
Franco-Nevada Corp. Pershing LLC 31 USD 765,855 USD 230.00 12/18/26 140,048
Freeport-McMoRan Inc. Pershing LLC 268 USD 1,575,304 USD 45.00 04/17/26 374,765
Freeport-McMoRan Inc. Pershing LLC 247 USD 1,451,866 USD 53.00 06/18/26 231,416
G Mining Ventures Corp. Pershing LLC 213 CAD 1,039,866 CAD 55.00 05/15/26 39,706
G Mining Ventures Corp. Pershing LLC 112 CAD 546,784 CAD 56.00 07/17/26 36,647
G Mining Ventures Corp. Pershing LLC 80 CAD 390,560 CAD 60.00 07/17/26 19,970
G Mining Ventures Corp. Pershing LLC 165 CAD 805,530 CAD 60.00 09/18/26 61,614
Glencore plc Morgan Stanley 35 GBP 197,925 GBp 515.00 06/19/26 31,766
Glencore plc Morgan Stanley 40 GBP 226,200 GBp 580.00 10/16/26 27,863
Gold Fields Ltd., ADR Pershing LLC 67 USD 304,180 USD 55.00 05/15/26 8,283
Gold Fields Ltd., ADR Pershing LLC 14 USD 63,560 USD 60.00 09/18/26 3,977
Gold Fields Ltd., ADR Pershing LLC 70 USD 317,800 USD 45.00 11/20/26 60,153
Halliburton Co. Pershing LLC 52 USD 202,748 USD 25.00 04/17/26 72,792
Halliburton Co. Pershing LLC 66 USD 257,334 USD 30.00 06/18/26 62,796
K92 Mining Inc. Pershing LLC 380 CAD 897,180 CAD 25.00 04/17/26 21,331
K92 Mining Inc. Pershing LLC 362 CAD 854,682 CAD 31.00 06/18/26 17,356
K92 Mining Inc. Pershing LLC 358 CAD 845,238 CAD 35.00 08/21/26 19,347
Kinder Morgan Inc. Pershing LLC 137 USD 459,361 USD 28.00 05/15/26 73,831
Kinder Morgan Inc. Pershing LLC 132 USD 442,596 USD 28.50 07/17/26 70,908
Kinder Morgan Inc. Pershing LLC 81 USD 271,593 USD 36.00 09/18/26 10,569
Lundin Gold Inc. Pershing LLC 62 CAD 659,122 CAD 140.00 06/18/26 14,764
Marathon Petroleum Corp. Pershing LLC 24 USD 586,032 USD 210.00 06/18/26 97,445
Marathon Petroleum Corp. Pershing LLC 23 USD 561,614 USD 194.00 07/17/26 128,294
Marathon Petroleum Corp. Pershing LLC 8 USD 195,344 USD 280.00 09/18/26 10,836
Mowi ASA Morgan Stanley 245 NOK 5,380,200 NOK 240.00 04/17/26 1,465
Mowi ASA Morgan Stanley 245 NOK 5,380,200 NOK 242.00 05/15/26 5,043
Mowi ASA Morgan Stanley 240 NOK 5,270,400 NOK 230.00 09/18/26 26,844
Newmont Corp. Pershing LLC 157 USD 1,699,525 USD 123.00 04/17/26 12,580

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Newmont Corp. Pershing LLC 180 USD 1,948,500 USD 142.00 08/21/26 $ 75,245
Newmont Corp. Pershing LLC 72 USD 779,400 USD 120.00 12/18/26 99,317
Northern Star Resources Ltd. Morgan Stanley 534 AUD 1,087,224 AUD 28.00 04/16/26 739
Nutrien Ltd. Pershing LLC 170 USD 1,282,820 USD 65.00 04/17/26 183,384
Nutrien Ltd. Pershing LLC 151 USD 1,139,446 USD 80.00 06/18/26 59,487
Nutrien Ltd. Pershing LLC 130 USD 980,980 USD 87.50 09/18/26 51,090
Occidental Petroleum Corp. Pershing LLC 27 USD 175,500 USD 46.00 05/15/26 52,318
Occidental Petroleum Corp. Pershing LLC 25 USD 162,500 USD 55.00 05/15/26 27,637
Occidental Petroleum Corp. Pershing LLC 20 USD 130,000 USD 48.50 07/17/26 35,297
Occidental Petroleum Corp. Pershing LLC 51 USD 331,500 USD 67.50 09/18/26 31,768
OceanaGold Corp. Pershing LLC 130 CAD 570,180 CAD 46.00 04/17/26 16,907
ONEOK Inc. Pershing LLC 38 USD 343,482 USD 80.00 04/17/26 40,662
ONEOK Inc. Pershing LLC 45 USD 406,755 USD 95.00 06/18/26 14,365
ONEOK Inc. Pershing LLC 37 USD 334,443 USD 100.00 09/18/26 13,345
Orla Mining Ltd. Pershing LLC 466 USD 751,658 USD 17.00 10/16/26 153,406
Pan American Silver Corp. Pershing LLC 89 USD 486,207 USD 60.00 04/17/26 10,945
Pan American Silver Corp. Pershing LLC 95 USD 518,985 USD 75.00 08/21/26 30,943
Phillips 66 Pershing LLC 22 USD 400,796 USD 139.00 04/17/26 95,318
Phillips 66 Pershing LLC 22 USD 400,796 USD 135.00 06/18/26 105,190
Phillips 66 Pershing LLC 17 USD 309,706 USD 170.00 08/21/26 38,874
Rio Tinto plc, ADR Pershing LLC 135 USD 1,259,415 USD 92.00 04/17/26 50,791
Rio Tinto plc, ADR Pershing LLC 128 USD 1,194,112 USD 105.00 06/18/26 27,902
Royal Gold Inc. Pershing LLC 15 USD 381,735 USD 325.00 08/21/26 15,506
Shell plc, ADR Pershing LLC 90 USD 837,000 USD 76.00 04/17/26 154,004
Shell plc, ADR Pershing LLC 93 USD 864,900 USD 87.50 06/18/26 77,843
Shell plc, ADR Pershing LLC 75 USD 697,500 USD 100.00 10/16/26 38,258
SLB Ltd. Pershing LLC 79 USD 405,981 USD 40.00 05/15/26 93,560
SLB Ltd. Pershing LLC 84 USD 431,676 USD 50.00 07/17/26 45,370
Suncor Energy Inc. Pershing LLC 35 USD 231,385 USD 41.50 04/17/26 86,551
Suncor Energy Inc. Pershing LLC 44 USD 290,884 USD 45.00 06/18/26 94,073
Suncor Energy Inc. Pershing LLC 40 USD 264,440 USD 60.00 08/21/26 38,891
Targa Resources Corp. Pershing LLC 13 USD 325,949 USD 185.00 05/15/26 86,516
Targa Resources Corp. Pershing LLC 17 USD 426,241 USD 200.00 07/17/26 94,135
Targa Resources Corp. Pershing LLC 13 USD 325,949 USD 265.00 09/18/26 22,572
The Mosaic Co. Pershing LLC 125 USD 318,750 USD 36.00 04/17/26 87
The Mosaic Co. Pershing LLC 125 USD 318,750 USD 30.00 06/18/26 13,308
The Mosaic Co. Pershing LLC 125 USD 318,750 USD 35.00 08/21/26 10,936
The Toro Co. Pershing LLC 45 USD 420,480 USD 80.00 04/17/26 61,863
The Toro Co. Pershing LLC 60 USD 560,640 USD 112.50 06/18/26 2,110
The Williams Companies Inc. Pershing LLC 84 USD 611,352 USD 65.00 04/17/26 66,898
The Williams Companies Inc. Pershing LLC 77 USD 560,406 USD 76.00 05/15/26 14,116
The Williams Companies Inc. Pershing LLC 73 USD 531,294 USD 115.00 05/15/26 397,669
The Williams Companies Inc. Pershing LLC 29 USD 211,062 USD 76.00 06/18/26 7,547
TotalEnergies SE Pershing LLC 71 USD 645,958 USD 76.50 04/17/26 105,772
TotalEnergies SE Pershing LLC 73 USD 664,154 USD 80.00 06/18/26 95,795
TotalEnergies SE Pershing LLC 30 USD 272,940 USD 95.00 10/16/26 18,650
Tyson Foods Inc., Cl. A Pershing LLC 120 USD 768,840 USD 62.00 05/15/26 51,495
Tyson Foods Inc., Cl. A Pershing LLC 138 USD 884,166 USD 63.50 07/17/26 58,411
Tyson Foods Inc., Cl. A Pershing LLC 110 USD 704,770 USD 62.50 09/18/26 64,611
Valero Energy Corp. Pershing LLC 22 USD 543,576 USD 190.00 05/15/26 129,727
Valero Energy Corp. Pershing LLC 24 USD 592,992 USD 195.00 07/17/26 138,090
Valero Energy Corp. Pershing LLC 19 USD 469,452 USD 275.00 09/18/26 35,533

GAMCO Natural Resources, Gold & Income Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Description Counterparty
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Wheaton Precious Metals Corp. Pershing LLC 62 USD 812,262 USD 135.00 04/17/26 $ 27,663
Zoetis Inc. Pershing LLC 61 USD 721,081 USD 137.50 04/17/26 1,079
Zoetis Inc. Pershing LLC 60 USD 709,260 USD 140.00 05/15/26 3,500
Zoetis Inc. Pershing LLC 61 USD 721,081 USD 127.50 09/18/26 44,873
TOTAL OTC CALL OPTIONS WRITTEN $ 10,910,119
OTC Put Options Written — (0.1)%
State Street Energy Select Sector SPDR
ETF Pershing LLC 456 USD 45,600 USD 41.50 04/17/26 $ 89
State Street Energy Select Sector SPDR
ETF Pershing LLC 510 USD 51,000 USD 58.00 09/18/26 148,377
TOTAL OTC PUT OPTIONS WRITTEN $ 148,466
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Call Options Written — (0.4)%
AGCO Corp. 20 USD 231,740 USD 155.00 08/21/26 $ 6,600
Agnico Eagle Mines Ltd. 11 USD 223,278 USD 190.00 04/17/26 17,600
Alamos Gold Inc., Cl. A 226 USD 1,004,118 USD 48.00 06/18/26 78,648
Alamos Gold Inc., Cl. A 105 USD 466,515 USD 55.00 06/18/26 17,850
Alamos Gold Inc., Cl. A 220 USD 977,460 USD 65.00 09/18/26 40,260
Corteva Inc. 135 USD 1,130,085 USD 80.00 05/15/26 78,300
Corteva Inc. 105 USD 878,955 USD 85.00 09/18/26 67,515
Darling Ingredients Inc. 70 USD 432,950 USD 40.00 04/17/26 159,320
Eldorado Gold Corp. 13 USD 44,629 USD 42.00 05/15/26 975
Equinox Gold Corp. 73 USD 105,558 USD 20.00 04/17/26 365
Freeport-McMoRan Inc. 77 USD 452,606 USD 80.00 08/21/26 16,555
IAMGOLD Corp. 366 USD 688,812 USD 20.00 06/18/26 68,808
Kinross Gold Corp. 328 USD 1,001,056 USD 42.00 05/15/26 9,512
Newmont Corp. 180 USD 1,948,500 USD 135.00 06/18/26 51,660
Pan American Silver Corp. 84 USD 458,892 USD 80.00 11/20/26 33,600
Rio Tinto plc, ADR 65 USD 606,385 USD 93.00 10/16/26 61,165
Royal Gold Inc. 21 USD 534,429 USD 300.00 04/17/26 1,680
Royal Gold Inc. 22 USD 559,878 USD 320.00 06/18/26 12,100
Wheaton Precious Metals Corp. 37 USD 484,737 USD 160.00 06/18/26 12,580
TOTAL EXCHANGE TRADED CALL OPTIONS WRITTEN $ 735,093
Exchange Traded Put Options Written — (0.1)%
VanEck Gold Miners ETF 270 USD 2,477,790 USD 75.00 04/17/26 $ 13,500
VanEck Gold Miners ETF 555 USD 5,093,235 USD 70.00 05/15/26 49,950
VanEck Gold Miners ETF 291 USD 2,670,507 USD 69.00 12/18/26 116,400
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 179,850
TOTAL OPTIONS WRITTEN $ 11,973,528